Institutional Diversified Stock Fund (Prospectus Summary) | Institutional Diversified Stock Fund
Institutional Diversified Stock Fund Summary
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

No load or sales commission is charged to investors in the Fund. You will,however, incur expenses for investment advisory and administrative services,which are included in the Fund's expense ratio.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Institutional Diversified Stock Fund Institutional
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Diversified Stock Fund Institutional
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.60%

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Diversified Stock Fund Institutional	61	192	335	750

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 87%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in equity securities and securities convertible into common stock of large, established
U.S. and foreign companies traded on U.S. exchanges.

The Fund seeks to invest in both growth and value securities.

o Growth stocks are stocks of companies that the Adviser believes will experience earnings growth; and

o Value stocks are stocks that the Adviser believes are intrinsically worth more than their market value.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities and securities convertible or exchangeable into common stock. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Growth stocks fall out of favor because the companies' earnings growth does not meet expectations.

o Value stocks fall out of favor relative to growth stocks.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Returns are reduced as a result of actively trading the Fund's portfolio.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not Federal Deposit Insurance Corporation insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table below shows how the average annual total returns for shares of the
Fund compare to those of the S&P 500 Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at VictoryFunds.com.
The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for the Institutional Diversified Stock Fund

Highest/lowest quarterly results during this time period were: Highest 15.57% (quarter ended September 30, 2009) Lowest -24.59% (quarter ended December 31, 2008)
The table below shows how the average annual total returns for shares of the Fund compare to those of the S&P 500 Index.
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Institutional Diversified Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Diversified Stock Before Taxes	(5.89%)	(1.10%)	2.41%	Jun. 24, 2005	[1]
Institutional After Taxes on Distributions	Institutional Diversified Stock After Taxes on Distributions	(6.06%)	(1.59%)	1.93%	Jun. 24, 2005	[1]
Institutional After Taxes on Distributions and Sales	Institutional Diversified Stock After Taxes on Distributions and Sale of Fund Shares	(3.58%)	(1.06%)	1.93%	Jun. 24, 2005	[1]
S&P 500 Index	S&P 500 Index (Index returns reflect no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.96%
[1]	Performance is from June 24, 2005, inception date of the Fund.